Basis of accounting	6 Months Ended
Jun. 30, 2024
Disclosure Of Material Accounting Policy Information [Line Items]
Basis of preparation

Note 1

Basis of accounting
Basis of preparation
The consolidated

financial statements

(the financial

statements) of

UBS Group AG and

its subsidiaries

(together,
UBS

or

the

Group)

are

prepared

in

accordance

with

IFRS

Accounting

Standards, as

issued

by

the

International
Accounting Standards

Board (the

IASB), and

are

presented in

US

dollars. These

interim

financial statements

are
prepared in accordance with IAS 34, Interim Financial Reporting .
In preparing

these interim financial

statements, the same

accounting policies and

methods of

computation have
been applied as in the

UBS Group AG consolidated annual

financial statements for

the period ended 31 December
2023, except for the changes described in this Note and changes in segment reporting as set out in Note 3. These
interim

financial

statements

are

unaudited

and

should

be

read

in

conjunction

with

UBS Group AG’s

audited
consolidated financial statements in

the UBS Group Annual Report

2023 and the “Management

report” sections
of this report. In the opinion of management, all necessary adjustments have been made for a fair presentation of
the Group’s financial position, results of

operations and cash flows.
Preparation of these interim financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and disclosures of contingent assets and liabilities. These estimates and assumptions are based on the best available information. Actual results in the future could differ from such estimates and differences may be material to the financial statements. Revisions to estimates, based on regular reviews, are recognized in the period in which they occur. For more information about areas of estimation uncertainty that are considered to require critical judgment, refer to “Note 1a Material accounting policies” in the “Consolidated financial statements” section of the UBS Group Annual Report 2023.